Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
- Depreciation for the year	-	(7,203,198)	(7,203,198)
- Vessel acquisitions and improvements	84,856,237	-	84,856,237
Balance, December 31, 2021	201,187,677	(25,076,191)	176,111,486
- Depreciation for the year	-	(18,522,217)	(18,522,217)
- Vessel held for sale	(11,494,650)	2,995,781	(8,498,869)
- Vessel acquisitions and improvements	67,480,026	-	67,480,026
Balance, December 31, 2022	257,173,053	(40,602,627)	216,570,426